Guggenheim Core Bond Fund Average Annual Total Returns - Class R6 Shares [Member]	12 Months Ended	60 Months Ended	70 Months Ended	92 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.88%	1.14%	0.93%	1.35%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	1.16%				2.45%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.96%	(0.51%)				0.86%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.69%	0.23%				1.20%